FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Investments [Abstract]
Short-term investments	$ 280,251	$ 0
Recurring
Short-term Investments [Abstract]
Short-term investments	280,251
Recurring | Structured Financial Products
Short-term Investments [Abstract]
Short-term investments	269,946
Recurring | Wealth Management Products
Short-term Investments [Abstract]
Short-term investments	10,305
Nonrecurring
Short-term Investments [Abstract]
Impairment losses on its long-lived assets	0	$ 0	$ 0
Level 1 | Recurring
Short-term Investments [Abstract]
Short-term investments	10,305
Level 1 | Recurring | Wealth Management Products
Short-term Investments [Abstract]
Short-term investments	10,305
Level 2 | Recurring
Short-term Investments [Abstract]
Short-term investments	269,946
Level 2 | Recurring | Structured Financial Products
Short-term Investments [Abstract]
Short-term investments	$ 269,946